As filed with the Securities and Exchange Commission
                              on December 20, 2000
                           Registration Nos. 333-19497
                                    811-08009
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
         Pre-Effective Amendment                                          [_]
         Post-Effective Amendment No. 8                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]
         Amendment No. 8                                                  [X]

                        (Check appropriate box or boxes.)

                        PBHG INSURANCE SERIES FUND, INC.
               (Exact name of registrant as specified in charter)


                               825 Duportail Road
                            Wayne, Pennsylvania 19087

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 341-9000

                                Harold J. Baxter
                               825 Duportail Road
                            Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:


    William H. Rheiner, Esq.          and to           John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
1735 Market Street, 51st Floor                         825 Duportail Road
  Philadelphia, PA 19103-7599                            Wayne, PA 19087
        (215) 864-8600                                   (610) 341-9000

Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|_|  on _____________________ pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on __________ pursuant to paragraph (a)(1)

|X|  75 days after filing pursuant to paragraph (a)(2)

|_|  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

PBHG Insurance Series Fund, Inc.
Prospectus ______, 2001


o PBHG Small Cap Growth Portfolio






















As with all mutual funds, the Securities and Exchange Commission has not approved any Portfolio shares as an investment or determined whether this prospectus is complete. Anyone who tells you otherwise is committing a crime.

Introduction

An Introduction to PBHG Insurance Series Fund and this Prospectus:

PBHG Insurance Series Fund, Inc. is a mutual fund that sells shares in its separate investment portfolios through variable annuity contracts ("VA Contracts") and variable life insurance policies ("VLI Policies") offered by separate accounts of certain insurance companies ("Participating Insurance Companies"). This Prospectus offers shares of PBHG Small Cap Growth Portfolio.

The Portfolio has its own investment goal and strategies for reaching that goal. Before investing, make sure the Portfolio's goal matches your own. In general, the Portfolio is designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Portfolio may not be suitable for investors who require regular income or stability of principal, or who are pursuing a short-term investment goal, such as investing emergency reserves.

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for the Portfolio. Pilgrim Baxter invests Portfolio assets in a way that it believes will help the Portfolio achieve its goal. However, there is no guarantee that a Portfolio will achieve its goal.

This Prospectus contains important information you should know before investing in the Portfolio and as a shareholder in the Portfolio. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Portfolio, please refer to the back cover of this Prospectus.

     Portfolio Summary                               2
     More About the Portfolio                        5
     The Investment Adviser                         10
     Your Investment                                11
              Pricing Portfolio Shares
              Buying and Selling Portfolio Shares
              Distributions and Taxes
              Potential Conflicts of Interest
     Comparative Performance                        13

PBHG SMALL CAP GROWTH PORTFOLIO

Goal:

The Portfolio seeks to provide investors with capital appreciation.

Main Investment Strategies:

Under normal market conditions, the Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations or annual revenues under $1 billion. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Portfolio. The Portfolio may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

Main Investment Risks:
The value of your investment in the Portfolio will go up and down, which means you could lose money, but you also have the potential to make money.

The price of the securities in the Portfolio will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Portfolio emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500(R) Index. In addition, the growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may even go down in price.

Although the Portfolio strives to achieve its goal, it cannot offer guaranteed results.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

For more information on this Portfolio's investment strategies and associated risks, please refer to the More About the Portfolios section beginning on page
__.

Performance Information:

Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.

Fees and Expenses:

This table summarizes the shareholder transaction fees and annual operating expenses you would pay as an investor in the Portfolio. Shareholder transaction fees are paid from your investment. Annual operating expenses are paid out of the Portfolio's assets, so their effect is included in the share price. Since the Portfolio did not commence operations [as of] [until] the date of this Prospectus, "Other Expenses" is based on estimated amounts the Portfolio expects to pay during the current fiscal year.

Fees and Expenses Table

Shareholder Transaction Fees
(Fees paid directly from your investment)
Maximum Sales Charge (Load)
         Imposed on Purchases ...........................................   None
Maximum Deferred Sales Charge (Load) ....................................   None
Maximum Sales Charge (Load)
         Imposed on Reinvested
         Dividends (and Other Distributions) ............................   None
Redemption Fee ..........................................................   None
Exchange Fee ............................................................   None

Annual Fund Operating Expenses
(Expenses that are deducted from Portfolio assets)
Management Fees ......................................................... 0.85%
Distribution and/or Services (12b-1) Fees ...............................   None
Other Expenses .......................................................... 0.46%
Total Annual Fund Operating Expenses .................................... 1.31%
Fee Waiver (and/or Expense Reimbursement) ............................... 0.11%
Net Expenses ............................................................ 1.20%*

* These are the expenses you should expect to pay as an investor in this Portfolio for the fiscal year ending December 31, 2001. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total annual fund operating expenses do not exceed 1.20%. You should also know that in any fiscal year in which the Portfolio's assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Directors may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.

Example:

This example translates the "Total Annual Fund Operating Expenses" shown in the preceding table into dollar amounts. With this information, you can more easily compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Portfolio for the time periods shown; 2) you redeem all your shares at the end of those time periods;
3) you earn a 5% return on your investment each year; and 4) the Portfolio's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs and returns may be higher or lower. In addition, this example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

                                            Your
                                            Cost
1 Year                                      $122
3 Years                                     $404


MORE ABOUT THE PORTFOLIO

Risks & Rewards:

This section takes a closer look at the investment strategies that make up the Portfolio's risk and reward characteristics.

In addition to the main investment strategies described in the Portfolio Summary section of this Prospectus, the Portfolio may make other types of investments that have different risk/reward characteristics. These investments, the Portfolios' main investment strategies and their risk/reward characteristics are described in the table set forth below. From time to time, the Portfolio may make investments and pursue strategies different from those described in this Prospectus. Those non-principal investments and strategies are described in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

The Portfolio may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term instruments for temporary defensive purposes, to maintain liquidity or when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of equity securities, like stocks. In addition, while these investments are generally designed to limit the Portfolio's losses, they can prevent the Portfolio from achieving its investment goal.

The Portfolio is actively managed, which means the Portfolio's manager may frequently buy and sell securities. Frequent trading increases the Portfolio's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from the Portfolio's performance. In addition, the sale of Portfolio securities may generate capital gains which, when distributed, may be taxable to you.

Securities:

Shares representing ownership or the right to ownership in a corporation. The Portfolio may invest in the following types of equity securities: common and preferred stocks, convertible securities, warrants and rights.

Potential Risks:

o Security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

o Security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

o Security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

Potential Rewards:

o Securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

Policies to Balance Risks & Rewards:

o Pilgrim Baxter maintains a long-term investment approach and focuses on securities it believes can appreciate over an extended time frame, regardless of interim fluctuations.

o Under normal circumstances, the Portfolio intends to remain fully invested, with at least 65% of its total assets in securities.

o Pilgrim Baxter focuses its active management on securities selection, the area it believes its commitment to fundamental research can most enhance the Portfolio's performance.

Growth Securities:

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

Potential Risks:

o    See Securities.

o Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

o The growth securities in the Portfolio may never reach what Pilgrim Baxter believes are their full value and may even go down in price.

Potential Rewards:

o    See Securities.

o    Growth securities may appreciate faster than non-growth securities.

Policies to Balance Risks & Rewards:

o    See Securities.

o In managing the Portfolio, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

o Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Small Sized Company Securities:

Potential Risks:

o Smaller company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

Potential Rewards:

o Smaller company securities may appreciate faster than those of larger, more established companies for many reasons. For example, smaller companies tend to have younger product lines whose distribution and revenues are still maturing.

Policies to Balance Risks & Rewards:

o    See Securities and Growth Securities.

o Pilgrim Baxter focuses on smaller sized companies with strong balance sheets that it expects to exceed consensus earnings expectations.

Technology or Communications Company Securities:
Securities of companies that rely extensively on technology or communications in their product development or operations, are expected to benefit from technological advances and improvements.

Potential Risks:

o Technology and communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Potential Rewards:

o Technology and communications company securities offer investors significant growth potential because they may be responsible for break through products or technologies or may be positioned to take advantage of cutting-edge, technology- related developments.

Policies to Balance Risk & Rewards:

o The Portfolio seeks to strike a balance among the industries in which it invests so that no one industry dominates the Portfolio's investments.

OTC Securities:

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

Potential Risks:

o OTC securities are not traded as often as securities listed on an exchange. So, if the Portfolio were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

Potential Rewards:

o    Increases the number of potential investments for the Portfolio.

o OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Policies to Balance Risks & Rewards:

o Pilgrim Baxter uses a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance the Portfolio's performance.

Foreign Equity Securities:

Securities of foreign issuers, including ADRs. ADRs are certificates issued by a U.S. bank that represent a stated number of shares of a foreign corporation that the bank holds in its vault. An ADR is bought and sold in the same manner as U.S. securities. ADRs carry most of the risks of investing directly in foreign equity securities.

Potential Risks:

o Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

o The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

Potential Rewards:

o    Favorable exchange rate movements could generate gains or reduce losses.

o Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

Policies to Balance Risks & Rewards:

o The Portfolio limits the amount of total assets it invests in securities of issuers not traded in the U.S. to 15%. ADRs are not included in these limits.


Illiquid Securities:

Securities that do not have a ready market and cannot be easily sold, if at all, at approximately the price that the Portfolio has valued them.

Potential Risks:

o The Portfolio may have difficulty valuing these securities precisely.

o The Portfolio may be unable to sell these securities at the time or price it desires.

Potential Rewards:

o Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.

Policies to Balance Risks & Rewards:

o The Portfolio may not invest more than 15% of its net assets in illiquid securities.

THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 825 Duportail Road, Wayne, Pa 19087, is the investment adviser for the Portfolio. Founded in 1982, Pilgrim Baxter currently manages approximately $xx billion in assets for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenues and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using propriety software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects or the risk of a decline in its market price is too great.

As investment adviser, Pilgrim Baxter makes investment decisions for the Portfolio. The Portfolio's Board of Directors supervises Pilgrim Baxter and establishes policies that Pilgrim Baxter must follow as investment adviser.

[As of] [Prior to] the date of this Prospectus, the Portfolio had not commenced investment operations. As investment adviser to the Portfolio, Pilgrim Baxter is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.85% of the Portfolio's average daily net assets.

FUND MANAGER

Peter J. Niedland [will manage][manages] the Portfolio. Mr. Neidland joined Pilgrim Baxter's Growth Equity Investment Team in 1993. He holds a BS in Economics and Marketing from the University of Richmond and is a Chartered Financial Analyst.

YOUR INVESTMENT

Pricing Portfolio Shares:

The price of the Portfolio's shares is based on the Portfolio's net asset value
(NAV). The Portfolio's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Portfolio shares are priced every day at the close of regular trading on the New York Stock Exchange. Portfolio shares are not priced on days that the New York Stock Exchange is closed.

The Portfolio prices its investments for which market quotations are readily available at market value. It prices short-term investments at amortized cost, which approximates market value. It prices all other investments at fair value as determined in good faith by the Portfolio's Board of Directors. If the Portfolio holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. Because foreign markets may be open at different times than the New York Stock Exchange, the price of the Portfolio's shares may change on days when its shares are not available for purchase or sale.

Buying & Selling Portfolio Shares:

You may only buy and sell Portfolio shares through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy.

You may buy Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your Portfolio shares to be bought at that day's NAV. The Participating Insurance Company is responsible for sending your buy order to the Portfolio. The Portfolio may periodically close to new purchases or refuse a buy order if the Portfolio determines that doing so would be in the best interests of the Portfolio and its shareholders.

You may sell Portfolio shares at NAV any day the New York Stock Exchange is open. The Participating Insurance Company must receive your sell order before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. The Participating Insurance Company is responsible for sending your sell order to the Portfolio. The Portfolio generally sends payment for your shares to the Participating Insurance Company the business day after your sell order is received. Under unusual circumstances, the Portfolio may suspend redemptions or postpone payment for up to seven days as permitted by federal securities law.

Distributions and Taxes:

The Portfolio distributes its net investment income and net realized capital gains to shareholders at least once a year. These distributions will be reinvested in the Portfolio unless the Participating Insurance Company instructs the Portfolio otherwise. There are no fees on reinvestments.

VA Contracts and VLI Policies are currently tax-deferred investments. Therefore, Portfolio distributions are exempt from current taxation if left to accumulate in your VA Contract or VLI Policy. In addition, exchanges among the other portfolios of PBHG Insurance Series Fund, Inc. are currently not taxable. The prospectus for the Participating Insurance Company separate account discusses the tax status of VA Contracts and VLI Policies in greater detail. The tax status of the Portfolio's distributions for each calendar year will be detailed in the Participating Insurance Company's annual tax statement from the Portfolio. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Potential Conflicts of Interest:

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contract and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Portfolio's Board of Directors monitors the Portfolio for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in the Portfolio. As a result, the Portfolio may be forced to sell securities. In addition, the Board may refuse to sell shares of the Portfolio to a particular VA Contract of VLI Policy or may suspend or terminate sales of Portfolio shares if required by law or regulatory authority or if the action is in the best interests of the Portfolio and its shareholders.


                             Comparative Performance

The PBHG Small Cap Growth Portfolio is newly organized and does not have its own performance record. However, the Portfolio has the same investment objective and follows substantially the same investment strategies as the Variable Investors Series Trust Small Cap Growth Portfolio (the "VIST Small Cap Growth Portfolio). Both the PBHG Small Cap Growth Portfolio and the VIST Small Cap Growth Portfolio are series of mutual funds available through variable annuity contracts and variable life insurance policies offered by participating insurance companies. In addition, the Adviser has been responsible for the day-to-day management of the VIST Small Cap Growth Portfolio since its inception.

Set forth below is the historical performance of the VIST Small Cap Growth Portfolio. Investors should not consider the performance data of the VIST Small Cap Growth Portfolio as an indication of the future performance of the Portfolio. This performance is presented to provide investors with additional information upon which to base their investment decision. Small cap growth performance can be volatile and should be evaluated over a multi-year period. The performance data shown below reflects the deduction of the historical fees and expenses paid by the VIST Small Cap Growth Portfolio and not those to be paid by the PBHG Small Cap Growth Portfolio. After giving effect to expense limitations described in each Portfolio's prospectus, the total annual operating expenses of PBHG Small Cap Growth Portfolio will not exceed 1.20%, during the fiscal year ending December 31, 2001 whereas the total annual operating expenses of the VIST Small Cap Growth Portfolio were ____ %. The performance data also does not reflect the deduction of any insurance fees or charges that are imposed by the participating insurance company in connection with its sale of the variable annuity contracts and variable life insurance policies. Investors should refer to the separate account prospectus describing the variable annuity contracts and variable life insurance policies for information pertaining to these insurance fees and charges. The insurance separate account fees will have a detrimental effect on the performance of the both the PBHG Small Cap Growth Portfolio and the VIST Small Cap Growth Portfolio (together, the "Portfolios"). Additionally, although it is anticipated that the Portfolios will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of the Portfolios' shares will result in different security selections, differences in the relative weightings of securities and differences in the prices paid for particular portfolio holdings. In addition, investments may have been made for the Portfolios' during varying market conditions. The performance data shown reflects the reinvestment of dividends and distributions and were calculated in the same manner that will be used by the PBHG Small Cap Growth Portfolio to calculate its own performance.


                  Average Annualized Total Returns as 12/31/00
                       for VIST Small Cap Growth Portfolio

                                             Since Inception
                          1 Year    5 Year    (5/4/95)

FOR MORE INFORMATION

For investors who want more information about the Portfolio, the following document is available free upon request:

Statement of Additional Information (SAI):
Provides more information about the Portfolio and is incorporated into this Prospectus by reference.

Copies of the SAI, along with other information about the Portfolio, may be obtained by contacting:

PBHG Insurance Series Fund, Inc.
P.O. Box 419229
Kansas City, MO 64141-6229

Telephone:
1-800-347-9256

You may also contact the Participating Insurance Company for copies of the SAI and other information about the Portfolio.

This Prospectus, the SAI and other information about the PBHG Insurance Series Fund, Inc. are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

PBHG Insurance Series Fund, Inc.'s Investment Company Act file number is 811-08009.

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED ________, 2001

                                    Company:
                        PBHG INSURANCE SERIES FUND, INC.


                                   Portfolio:
                         PBHG SMALL CAP GROWTH PORTFOLIO

                               Investment Adviser:
                        PILGRIM BAXTER & ASSOCIATES, LTD.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of PBHG Insurance Series Fund, Inc. (the "Company") and the PBHG Small Cap Growth Portfolio, (the "Portfolio"). It should be read in conjunction with the Prospectus dated ______, 2001. The Prospectus may be obtained without charge by calling 1-800-347-9256.


                                TABLE OF CONTENTS

THE COMPANY...................................................................2
DESCRIPTION OF PERMITTED INVESTMENTS..........................................2
INVESTMENT LIMITATIONS.......................................................15
DIRECTORS AND OFFICERS OF THE COMPANY........................................19
5% AND 25% SHAREHOLDERS......................................................22
THE ADVISER..................................................................24
THE DISTRIBUTOR..............................................................25
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................26
PORTFOLIO TRANSACTIONS.......................................................27
DESCRIPTION OF SHARES........................................................29
PURCHASES AND REDEMPTIONS....................................................30
NET ASSET VALUE..............................................................31
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS......................................32
PERFORMANCE INFORMATION......................................................37

                                   THE COMPANY

The Company is an open-end management investment company which was incorporated in Maryland in 1997. This Statement of Additional Information relates to the Portfolio of the Company. The Portfolio is diversified. No investment in shares of the Portfolio should be made without first reading the Prospectus. Capitalized terms not defined in this Statement of Additional Information are defined in the Prospectus. Pilgrim Baxter & Associates, Ltd. ("Adviser") serves as the investment adviser to the Portfolio.


                 DESCRIPTION OF PERMITTED INVESTMENTS AND RISKS

Repurchase Agreements

 Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Portfolio for purposes of its investment limitations. The repurchase agreements entered into by the Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Portfolio, the Company's custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor of the seller and is required to return the underlying security to the seller's estate.

Futures Contracts

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, the Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, or other assets, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolio expects to earn interest income on its initial and variation margin deposits.

The Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss.

While futures positions taken by the Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect the Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, the Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, the Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Limitations on Purchase and Sale of Futures Contracts. The Portfolio will not purchase or sell futures contracts unless either (1) futures contracts are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts by the Portfolio, an amount of cash or other liquid assets, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts is unleveraged. In instances involving the sale of futures contracts by the Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures contracts, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

For information concerning the risks associated with utilizing futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Options

Options are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period. The types of options transactions that the Portfolio is permitted to utilize are discussed below.

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

The Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

The Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. The Portfolio when it writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, or other liquid obligations having a value equal to or greater than the exercise price of the option.

The Portfolio may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which the Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

The Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. The Portfolio may purchase put options on securities to protect its holdings against a substantial decline in market value. The purchase of put options on securities will enable the Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolio may also purchase call options on securities to protect against substantial increases in prices of securities that the Portfolio intends to purchase pending its ability to invest in an orderly manner in those securities. The Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. The Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities it intends to purchase. The Portfolio will only write "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of the Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by the Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash or other liquid obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. The Portfolio may enter into contracts with primary dealers with whom it may write over-the-counter options. Such contracts will provide that the Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." The Portfolio has established standards of creditworthiness for these primary dealers, although the Portfolio may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options and futures contracts, please see "Risks of Transactions in Futures Contracts and Options" below.

Risks of Transactions in Futures Contracts and Options

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by the Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by the Portfolio for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolio will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Investment Company Shares

The Portfolios may invest in shares of other investment companies (such as Standard & Poor's Depository Receipts - "SPDRs"). Because such funds pay management fees and other expenses, shareholders of the Portfolio would indirectly pay both the Portfolio's expenses and the expenses of underlying funds with respect to the Portfolio's assets invested therein. Applicable regulations prohibit the Portfolio from acquiring the securities of other investment companies that are not "part of the same group of investment companies" if, as a result of such acquisition, the Portfolio owns more than 3% of the total voting stock of the company; more than 5% of the Portfolio's total assets are invested in securities of any one investment company; or more than 10% of the total assets of the Portfolio are invested in securities (other than treasury stock) issued by all investment companies.

Illiquid Investments

Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business within seven (7) days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the Company's investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of a Portfolio's investments, the Adviser may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the market place for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven (7) days, over the-counter options, and non-government stripped fixed-rate mortgage backed securities. Also, the Advisers may determine some government-stripped fixed-rate mortgage backed securities, loans and other direct debt instruments, and swap agreements to be illiquid. However, with respect to over-the-counter options the Portfolio writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors. If, through a change in values, net assets or other circumstances, the Portfolio was in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Restricted Securities

Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security. Moreover, investing in Rule 144A securities (i.e., securities that qualify for resale under Rule 144A under the Securities Act of 1933) would have the effect of increasing the level of a Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Also, restricted securities may be difficult to value because market quotations may not be readily available. The Portfolio limits the amount of total assets it invests in restricted securities to 15%.

Foreign Currency Transactions

The Portfolio may hold foreign currency deposits from time to time, and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio.

In connection with purchases and sales of securities denominated in foreign currencies, a Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The Adviser expects to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. The Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the Advisers.

The Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

Successful use of forward currency contracts will depend on the Adviser's skill in analyzing and predicting currency values. Forward contracts may substantially change the Portfolio's investment exposure to changes in currency exchange rates, and could result in losses to the Portfolio if currencies do not perform as the Adviser anticipates. For example, if a currency's value rose at a time when the Adviser had hedged the Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If the Adviser hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Adviser increases the Portfolio's exposure to a foreign currency, and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the Adviser's use of forward currency contracts will be advantageous to the Portfolio or that it will hedge at an appropriate time.

American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")

ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Bankers' Acceptance

A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificate of Deposit

A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal.

Commercial Paper

The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

Convertible Securities

Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Demand Instruments

Certain instruments may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes.

Mortgage-Backed Securities

Securities that include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers, and the creditworthiness of the parties involved. Some securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk.

Receipts

Separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian bank holds the interest and principal payments for the benefit of the registered owners of the receipts. The custodian bank arranges for the issuance of the receipts evidencing ownership and maintains the register.

Time Deposit

A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

U.S. Government Agency Obligations

Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Securities issued by these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The securities issued by other agencies are supported only by the credit of the instrumentality (e.g., Tennessee Valley Authority securities).

U.S. Government Securities

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities. When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the securities that the Treasury sells itself. Other facilities are available to facilitate the transfer of ownership of non-Treasury securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on such securities through a book-entry record-keeping system.

Variable and Floating Rate Instruments

Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Warrants

Instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

When-Issued and Delayed-Delivery Securities

When-issued and delayed-delivery securities are securities subject to settlement on a future date. For fixed income securities, the interest rate realized on when-issued or delayed-delivery securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and will have the effect of leveraging the Portfolio's assets. The Portfolio is permitted to invest in forward commitments or when-issued securities where such purchases are for investment and not for leveraging purposes. One or more segregated accounts will be established with the Custodian, and the Portfolio will maintain liquid assets in such accounts in an amount at least equal in value to the Portfolio's commitments to purchase when-issued securities.

                             INVESTMENT LIMITATIONS

Fundamental Policies

The Portfolio has adopted certain investment restrictions which are fundamental and may not be changed without approval by a majority vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities of the Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Portfolio.

Several of these fundamental investment restrictions include the defined term" 1940 Act Laws, Interpretations and Exemptions." This term means: the Investment Company Act of 1940, as amended, and the rules, regulations promulgated thereunder, as such statute, rule and regulations are amended from time to time by the staff of the SEC and any exemptive order or similar relief granted to the Portfolio.

1. The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

2. The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

3. The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

4. The Portfolio may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

5. The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, loaning its assets to broker-dealers or institutional investors or investing in loans, including assignments and participation interests.

6. The Portfolio may, not withstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions as the Portfolio.

7. The Portfolio is a "diversified company" as defined in the 1940 Act. This means that the Portfolio will mot purchase the securities of any issuer, if as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

8. The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio" investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Non-Fundamental Policies

In addition to the foregoing, and the policies set forth in the Portfolio's Prospectus, the Portfolio has adopted additional investment restrictions which may be amended by the Board of Directors without a vote of shareholders.

1. The Portfolio may not invest more than 15% of its net assets in illiquid securities. This limitation does not include any Rule 144A restricted security that has been determined by, or pursuant to procedures established by, the Board of Directors, based on trading markets for such security, to be liquid.

2. The Portfolio may not invest more than 15% of its total assets in securities of foreign issuers not traded in the U.S.

3. In complying with the fundamental limitation regarding borrowing money and issuing senior securities, the Portfolio may borrow in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or other investment companies and their series that have Pilgrim Baxter or an affiliate of Pilgrim Baxter as an investment adviser (a "Pilgrim Baxter Advised Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.

4. In complying with the fundamental limitation with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another Pilgrim Baxter Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

5. The Portfolio may not invest more than 15% of its total assets in restricted securities.

6. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies and restrictions as the Portfolio.

7. In complying with the Portfolio's fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government of any its agencies or instrumentalities), if as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and
     (ii) invest its assets in securities of other money market funds and lend money to other Pilgrim Baxter Advised Funds and their series portfolios, subject to the terms and conditions of any exemptive orders issued by the SEC.

8. In complying with the Portfolio's fundamental investment restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.


     All the foregoing percentages will apply at the time of each purchase of a security (except with respect to the limitation on investments in illiquid securities).


Temporary Defensive Positions

Under normal market conditions, the Portfolio expects to be fully invested in its primary investments. However, for temporary defensive purposes, when the Adviser determines that market conditions warrant, the Portfolio may invest up to 100% of its assets in cash and money market instruments (consisting of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as stated on their most recently published financial statements; commercial paper rated in one of the two highest rating categories by at least one NRSRO; repurchase agreements involving such securities; and, to the extent permitted by applicable law and the Portfolio's investment restrictions, shares of other investment companies investing solely in money market securities). To the extent the Portfolio is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Portfolio Turnover

Portfolio turnover will tend to rise during periods of market turbulence and decline during periods of stable markets. A higher turnover rate (100% or more) increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses. High rates of portfolio turnover necessarily result in correspondingly greater brokerage and portfolio trading costs, which are paid by the Portfolios. Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. In addition, high rates of portfolio turnover may adversely affect each Portfolio's status as a "regulated investment company" ("RIC") under Section 851 of the Internal Revenue Code of 1986, as amended ("Code").


                      DIRECTORS AND OFFICERS OF THE COMPANY

The management and affairs of the Company are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved agreements under which, as described above, certain companies provide essential management services to the Company. The Directors and executive officers of the Company and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Director serves as a Director and each officer serves as an officer in a similar capacity for The PBHG Funds, Inc., another registered investment company managed by the Adviser.

                                        Position Held
Name , Address, and Age                 with the Fund     Principal Occupation(s) During Past 5 Years
-----------------------                 -------------     -------------------------------------------
John R. Bartholdson,                    Director          Chief Financial Officer and Director, the Triumph
1255 Drummers Lane, Suite 200,                            Group, Inc. (manufacturing) since 1992.
Wayne, PA 19087
(55)

Harold J. Baxter*,                      Chairman of the   Chairman, Chief Executive Officer and Director, the
825 Duportail Road                      Board and         Adviser since 1982.  Trustee, the Administrator since
Wayne, PA 19087                         Director          May 1996.  Chairman, Chief Executive Officer and
(53)                                                      Director, Value Investors, since June 1996.  Trustee,
                                                          PBHG Fund Distributors since January 1998.
                                                          Director, UAM since 1996.


Jettie M. Edwards,                      Director          Consultant, Syrus Associates since 1986.  Trustee,
76 Seaview Drive, Santa Barbara,                          Provident Investment Counsel Trust (investment company)
California 93108,                                         since 1992.   Trustee, EQ Advisors Trust (investment
(53)                                                      company) since 1997.


Albert A. Miller,                       Director          Principal and Treasurer, JK Equipment Exporters since
7 Jennifer Drive, Holmdel, New                            1995.  Senior Vice President, Cherry & Webb, CWT
Jersey 07733,                                             Specialty Stores since 1995, Advisor and Secretary, the
(65)                                                      Underwoman Shoppes Inc. (retail clothing stores) since
                                                          1980.  Merchandising Group Vice President, R.H. Macy &
                                                          Co., 1958-1995 (retired).

Gary L. Pilgrim,                        President         President, Chief Investment Officer and Director, the
825 Duportail Road, Wayne, PA 19087,                      Adviser since 1982.  Trustee, the Administrator since
(59)                                                      May 1996.  President and Director, Value Investors
                                                          since June 1996.


                                        Position Held
Name , Address, and Age                 with the Fund     Principal Occupation(s) During Past 5 Years
-----------------------                 -------------     -------------------------------------------
Lee T. Cummings                         Treasurer,        Director of Mutual Fund Operations, the Adviser since
825 Duportail Road, Wayne, PA           Chief             1996.  Treasurer, the Administrator since May 1996.
19087,                                  Financial         President, the Distributor since December 1998.
(36)                                    Officer,          Investment Accounting Officer, Delaware Group of Funds,
                                        Controller        1994-1996.  Vice President, Fund/Plan Services, Inc.,
                                                          1992-1994

Matthew R. DiClemente                   Assistant         Legal Assistant, the Adviser since 1998.Fund
825 Duportail Road, Wayne, PA           Secretary         Accountant, the Adviser, 1996-1998.  Fund Accountant,
19087,                                                    J.P. Morgan & Co., Inc., 1993-1996. .
(29)

John M. Zerr                            Vice-President    General Counsel and Secretary, the Adviser since
825 Duportail Road, Wayne, PA           and Secretary     November 1996.  General Counsel and Secretary, Value
19087,                                                    Investors since November 1996.  General Counsel and
(37)                                                      Secretary, the Administrator since January 1998.
                                                          General Counsel and Secretary, the Distributor since
                                                          January 1998.  Vice President and Assistant Secretary,
                                                          Delaware Management Company, Inc. and the Delaware
                                                          Group of Funds, 1995-1996.  Associate, Ballard Spahr
                                                          Andrews & Ingersoll (law firm), 1987-1995.

Meghan M. Mahon                         Vice-President    Counsel, the Adviser since April 1998.  Assistant Vice
825 Duportail Road, Wayne, PA           and Assistant     President, Assistant Secretary and Counsel, Delaware
19087,                                    Secretary       Management Company Inc. and the Delaware Group of
(32)                                                      Funds, 1997-1998.  Associate, Drinker Biddle & Reath,
                                                          LLP (law firm)
                                                          1994-1997. Associate,
                                                          McAleese, McGoldrick &
                                                          Susanin (law firm)
                                                          1993-1994.

James R. Foggo                          Vice President    Vice President and Assistant Secretary of the
One Freedom Valley Road Oaks, PA        and Assistant     Sub-Administrator and the Distributor since 1998.
19456                                     Secretary       Associate, Paul Weiss, Rifkind, Wharton & Garrison,
(36)                                                      1998. Associate, Baker & McKenzie, 1995-1998.
                                                          Associate, Battle Fowler L.L.P., 1993-1995.

Lynda J. Striegel                       Vice President    Vice President and Assistant Secretary of SEI Fund
One Freedom Valley Road Oaks, PA        and Assistant     Services and SEI Investments Distribution Co. since
19456                                     Secretary       1998.  Senior Asset Management Counsel, Barnett Banks,
(50)                                                      Inc. 1997-1998.  Partner, Groom and Nordberg, Chartered
                                                          1996-1997.  Associate General Counsel, Riggs bank, N.A.
                                                          1991-1995.

Each current Director of the Company who is not an "interested person" of the Company received the following compensation during the fiscal year ended December 31, 1999:


                                                       Pension or
                                                       Retirement                           Total
                                  Aggregate            Benefits           Estimated         Compensation
                                  Compensation         Accrued as Part    Annual            from Company
Name of Person,                   from                 of Company         Benefits Upon     and Company Complex
Position                          Company              Expenses           Retirement        Paid to Directors**
--------------------------------- -------------------- ------------------ ----------------- ----------------------

John R. Bartholdson,                  $27,833.35              N/A               N/A                $84,167
Director                                                                                       for services on
                                                                                                three boards

Harold J. Baxter,                         N/A                 N/A               N/A                  N/A
Director*

Jettie M. Edwards,                    $27,833.35              N/A               N/A                $84,167
Director                                                                                       for services on
                                                                                                three boards

Albert A. Miller,                     $27,833.35              N/A               N/A                $84,167
Director                                                                                       for services on
                                                                                                three boards

Mr. Baxter is a Director who may be deemed to be an "interested person" of the Company, as that term is defined in the 1940 Act, and consequently will be receiving no compensation from the Company.

     ** For each non-interested Director, the Total Compensation from the Company and Company Complex included $7,333.33 for their service as director to The PBHG Advisor Funds, Inc. from January 1, 1999 to April 5, 1999.


Codes of Ethics
The Company, the Advisor and the Distributor have each adopted a Code of Ethics governing personal trading by persons who manage, or who have access to trading activity by, the Portfolios. Each Code of Ethics allows trades to be made in securities that may be held by the Portfolio, however, it prohibits a person from taking advantage of Portfolio trades or from acting on inside information.

                             5% AND 25% SHAREHOLDERS

As of ___________, the following persons were the only persons who were record owners of 5% or more of the shares of the portfolios of the Company. Any record owner of more than 25% of the shares of a portfolio may be deemed a controlling person of that portfolio. The percent of each portfolio's shares owned by all officers and directors of the Company as a group is less than 1 percent of the outstanding shares of each such portfolio. The Company believes that most of the shares referred to below were held by the persons indicated in the accounts for their fiduciary, agency or custodial clients.

                            PBHG Growth II Portfolio

Life Insurance Co. of Virginia                                             ____%
6610 W. Broad Street
Richmond, VA  23230-1799

Empire Fidelity Investments                                                ____%
Live Insurance Co.
200 Liberty St
One Financial Center
New York, NY  10005-3500


Fidelity Investments                                                       ____%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                         PBHG Large Cap Growth Portfolio

Life Insurance Co. of Virginia                                             ____%
6610 W. Broad Street
Richmond, VA  23230-1799

Annuity Investors Life Insurance Co.                                       ____%
250 E. Fifth Street
Cincinnati, OH 45202-4119

                         PBHG Small Cap Value Portfolio

Fidelity Investments                                                       ____%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                          PBHG Mid-Cap Value Portfolio

Pilgrim Baxter & Associates, Ltd.                                          ____%
825 Duportail Road
Wayne, PA  19087

                           PBHG Select Value Portfolio

Empire Fidelity Investments                                                ____%
Live Insurance Co.
200 Liberty St
One Financial Center
New York, NY  10005-3500

Fidelity Investments                                                       ____%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                   PBHG Technology & Communications Portfolio

Empire Fidelity Investments                                                ____%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                       ____%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614

                            PBHG Select 20 Portfolio

Empire Fidelity Investments                                                ____%
Life Insurance Co.
200 Liberty Street
One Financial Center
New York, NY  10281-1003

Fidelity Investments                                                       ____%
Life Insurance Co.
82 Devonshire Street R25B
Boston, MA  02109-3614


                                   THE ADVISER

The Company and Pilgrim Baxter & Associates, Ltd. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides certain limitations on the Adviser's liability, but also provides that the Adviser shall not be protected against any liability to the Company or each of its Portfolios or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The sole shareholder of the Adviser is United Asset Management Corporation ("UAM"), a New York Stock Exchange listed holding company principally engaged, through affiliated firms, in providing institutional investment management services and acquiring institutional investment management firms. UAM's corporate headquarters are located at One International Place, Boston, Massachusetts 02110. On September 26, 2000, Old Mutual plc ("Old Mutual") acquired UAM through a tender offer and merger. As a result, Old Mutual became the ultimate parent company of Pilgrim Baxter. Old Mutual is a United Kingdom-based financial services group with substantial life insurance business in South Africa and other southern African countries and an integrated, international portfolio of activities in asset management, banking and general insurance. PBHG Fund Services also serves as administrator to The PBHG Funds, Inc., a management investment company also managed by the Adviser. The Adviser currently has discretionary management authority with respect to over $xx billion in assets. In addition to advising the Portfolios, the Adviser provides advisory services to other mutual funds and to pension and profit-sharing plans, charitable institutions, corporations, trusts and estates, and other investment companies. The principal business address of the Adviser is 825 Duportail Road, Wayne, Pennsylvania 19087.

The Advisory Agreement obligates the Adviser to: (1) provide a program of continuous investment management for each Portfolio in accordance with the Portfolio's investment objectives, policies and limitations; (2) make investment decisions for the Portfolio; and (3) place orders to purchase and sell securities for the Portfolio, subject to the supervision of the Board of Directors. The Advisory Agreement requires the Adviser to pay its overhead and employee costs and the compensation and expenses of all its partners, officers and employees who serve as officers and executive employees of the Company. The Advisory Agreement provides that the Adviser is not responsible for other expenses of operating the Company. (See the Prospectus for a description of expenses borne by the Company.)

The continuance of the Advisory Agreement with respect to the Portfolio after the first two years must be specifically approved at least annually (i) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Portfolio and (ii) by the affirmative vote of a majority of the Directors who are not parties to the agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The Advisory Agreement with respect to the Portfolio may be terminated (i) at any time without penalty by the Company upon the vote of a majority of the Directors or by vote of the majority of the outstanding voting securities of the Portfolio upon sixty (60) days' written notice to the Adviser or (ii) by the Adviser at any time without penalty upon sixty (60) days' written notice to the Company. The Advisory Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Portfolio's average daily net assets. The advisory fee paid by the Portfolio is higher than those paid by most investment companies, although the Adviser believes the fees to be comparable to those paid by investment companies with similar investment objectives and policies.

In the interest of limiting expenses of the Portfolio, the Adviser has entered into an expense limitation agreement through December 31, 2001 with the Company with respect to the Portfolio (the "Expense Limitation Agreement"), pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of the Portfolio to the extent necessary to limit the total annual operating expenses (expressed as a percentage of the Portfolio's average daily net assets) to not more than: 1.20% of the average daily net assets of the Portfolio. Such waivers and assumption of expenses by the Adviser may be discontinued at any time after such date. If in any fiscal year in which the Portfolio's assets are greater than $75 million of its "Total Operating Expenses" do not exceed the limits previously noted, the Board of Directors may elect to reimburse the Adviser for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years.


                                 THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), and the Company are parties to a distribution agreement (the "Distribution Agreement") dated April 1, 1997, pursuant to which the Distributor serves as principal underwriter for the Company. The Distributor receives no compensation for serving in such capacity.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Company upon not more than sixty (60) days' written notice by either party or upon assignment by the Distributor.


                     THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Company and PBHG Fund Services (the "Administrator") entered into an Administrative Services Agreement (the "Administrative Agreement") on April 1, 1997, pursuant to which the Administrator oversees the administration of the business and affairs of the Company, including services provided to it by various third parties. The Administrator was organized as a

Pennsylvania business trust and has its principal place of business at 825 Duportail Road, Wayne, Pennsylvania 19087. Under the Administrative Agreement, the Administrator is entitled to a fee from the Company, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Portfolio of the Company. The Administrative Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement shall continue in effect unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.

The Company, the Administrator and SEI Investments Mutual Fund Services (the "Sub-Administrator") entered into an amended and restated Sub-Administrative Services Agreement (the "Sub-Administrative Agreement") on January 1, 2001, pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Company. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI, owns all beneficial interest in the Sub-Administrator. The Sub-Administrator was organized as a Delaware business trust, and has its principal business offices at One Freedom Valley Road, Oaks, Pennsylvania 19456. Under the Agreement, the Administrator pays the Sub-Administrator fees at an annual rate based on the combined average daily net assets of the Company and The PBHG Funds, Inc. calculated as follows: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion. The Agreement provides that the Sub-Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement shall continue in effect for an initial term of four years, subject to certain termination provisions. After the initial term, the Agreement will renew each year unless terminated by either party upon not less than ninety (90) days' prior written notice to the other party.


                             OTHER SERVICE PROVIDERS

The Transfer Agent and Shareholder Servicing Agents

DST Systems, Inc., P.O. Box 419534, Kansas City, Missouri 64141-6534 serves as the transfer agent and dividend disbursing agent for the Company under a transfer agency agreement with the Company. PBHG Fund Services serves as shareholder servicing agent of the Company.

From time to time, the Company may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Company to persons who beneficially own interests in the Company, such as participants in Qualified Plans. These services may include, among other things, sub-accounting services, answering inquiries relating to the Company, delivering, on behalf of the Company, proxy statements, annual reports, updated Prospectuses, other communications regarding the Company, and related services as the Company or the beneficial owners may reasonably request.

Custodian

First Union National Bank ("Custodian"), 123 South Broad Street, Philadelphia, Pennsylvania 19109, serves as the custodian for the Company. The Custodian holds cash, securities and other assets of the Company as required by the 1940 Act.

Counsel and Independent Accountants

Ballard Spahr Andrews & Ingersoll, LLP serves as counsel to the Company. PricewaterhouseCoopers LLP, formerly named Coopers & Lybrand, L.L.P., serves as the independent accountants of the Company.


                             PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Portfolio. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer the Portfolio best price and execution or other services which are of benefit to the Portfolio. In the case of securities traded in the over-the-counter market, the Adviser expects normally to seek to select primary market makers.

The Adviser may, consistent with the interests of the Portfolio, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Portfolio or other accounts managed by the Adviser will be benefited by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and such services may not be used exclusively, or at all, with respect to the Portfolio or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Portfolio.

It is expected the Portfolio may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Portfolio on an exchange if a written contract is in effect between the Distributor and the Portfolio expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Portfolio for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Adviser may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Portfolio's or the Company's expenses. Because shares of the Portfolio are not marketed through intermediary broker-dealers, it is not the Portfolio's practice to allocate brokerage or effect principal transactions with broker-dealers on the basis of sales of shares that may be made through such firms. However, the Adviser may place orders for the purchase or sale of portfolio securities with qualified broker-dealers who refer clients to the Portfolio. The Directors, including those who are not "interested persons" of the Company, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the Board of Directors may determine, the Adviser may consider sales of Company shares or VA Contracts and VLI Policies as a factor in the selection of dealers to execute portfolio transactions for the Company.

                              DESCRIPTION OF SHARES

The Company is authorized to issue 500,000,000 shares of the Portfolio and to create additional portfolios of the Company. Each share of the Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolio available for distribution to shareholders. All consideration received by the Company for shares of the Portfolio and all assets in which such consideration is invested would belong to the Portfolio and would be subject to the liabilities related thereto.

Voting Rights

Each share held entitles the shareholder of record to one vote. Shareholders of the Portfolio will vote separately on matters relating solely to it, such as approval of advisory agreements and changes in fundamental policies. Shareholders of all portfolios of the Company will vote together in matters affecting the Company generally, such as the election of Directors or selection of accountants. As a Maryland corporation, the Company is not required to hold annual meetings of shareholders but shareholder approval will be sought for certain changes in the operation of the Company and for the election of Directors under certain circumstances. In addition, a Director may be removed by the remaining Directors or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Company. In the event that such a meeting is requested, the Company will provide appropriate assistance and information to the shareholders requesting the meeting. Under current law, a Participating Insurance Company is required to request voting instructions from VA Contract owners and VLI Policy owners and must vote all shares held in the separate account in proportion to the voting instructions received. For a more complete discussion of voting rights, refer to the Participating Insurance Company separate account prospectus.


                            PURCHASES AND REDEMPTIONS

Individual investors may not purchase or redeem shares of the Portfolio directly; shares may be purchased or redeemed only through VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies. Please refer to the prospectus of the sponsoring Participating Insurance Company separate account for instructions on purchasing a VA Contract or VLI Policy. Shares of the Portfolio are offered on a continuous basis.

Purchases. All investments in the Portfolio are credited to a Participating Insurance Company's separate account immediately upon acceptance of the investments by the Portfolios. Each Participating Insurance Company receives orders from its contract owners to purchase or redeem shares of the Portfolio on each day that the Portfolio calculates its net asset value (a "Business Day"). That night, all orders received by the Participating Insurance Company prior to the close of regular trading on the New York Stock Exchange Inc. (the "NYSE") (currently 4:00 p.m., Eastern time) on that Business Day are aggregated, and the Participating Insurance Company places a net purchase or redemption order for shares of the Portfolios during the morning of the next Business Day. These orders are executed at the net asset value (described below under "Net Asset Value") next computed after receipt of such order by the Participating Insurance Company.

The Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the Adviser's opinion, they are of a size that would disrupt the management of the Portfolio. The Portfolio may discontinue sales of its shares if management believes that a substantial further increase in assets may adversely effect the Portfolio's ability to achieve its investment objective. In such event, however, it is anticipated that existing VA Contract owners or VLI Policy owners would be permitted to continue to authorize investments in the Portfolio.

Redemptions. Shares of the Portfolio may be redeemed on any Business Day. Redemption orders which are received by a Participating Insurance Company prior to the close of regular trading on the NYSE on any Business Day and transmitted to the Company or its specified agent during the morning of the next Business Day will be processed at the next net asset value computed after receipt of such order by the Participating Insurance Company. Redemption proceeds will normally be wired to the Participating Insurance Company on the Business Day following receipt of the redemption order by the Participating Insurance Company, but in no event later than seven days after receipt of such order.

The Company reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Company also reserves the right to suspend sales of shares of the Portfolio for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

Purchases and redemptions may be made on any day on which the New York Stock Exchange is open for business. Currently, the following holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                        DETERMINATION OF NET ASSET VALUE

The securities of the Portfolio are valued by the Sub-Administrator. The Sub-Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trade quotations. The procedures of the pricing service and its valuations are reviewed by the officers of the Company under the general supervision of the Board of Directors.

The Portfolio calculates the net asset value of a share by dividing the total value of its assets, less liabilities, by the number of shares outstanding. Shares are valued as of the close of trading on the NYSE (currently 4:00 p.m., Eastern time). Portfolio securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are quoted at the most recent bid price. In the event a listed security is traded on more than one exchange, it is valued at the last sale price on the exchange on which it is principally traded. If there are no transactions in a security during the day, it is valued at the most recently quoted bid price. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations are valued at amortized cost. Securities for which market quotations are not readily available and other assets held by the Company, if any, are valued at their fair value as determined in good faith by the Board of Directors.

                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Taxes

For a discussion of the tax status of a VA Contract or VLI Policy, refer to the Participating Insurance Company separate account prospectus. The following is only a summary of certain income tax considerations generally affecting the Portfolio and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local income tax liabilities.

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Portfolio intends to qualify and elect to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Code. As such, the Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate accounts of Participating Insurance Companies which hold its shares. Because shares of the Portfolio may be purchased only through VA Contracts and VLI Policies, it is anticipated that any income, dividends or capital gain distributions from the Portfolio are taxable, if at all, to the Participating Insurance Companies and will be exempt from current taxation of the VA Contract owner or VLI Policy owner if left to accumulate within the VA Contract or VLI Policy.

In order to qualify for treatment as a RIC under the Code, the Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement"). In addition to the Distribution Requirement, the Portfolio must meet several other requirements. Among these requirements are the following: (i) the Portfolio must derive at least 90% of its gross income in each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts derived with respect to the Portfolio's business of investing in such stock, securities or currencies) (the "Income Requirement"); (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and securities of other issuers, with such securities of other issuers limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) no more than 25% of the value of a Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Test"). For purposes of the Asset Diversification Test, it is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or foreign government backing the particular currency. Consequently, the Portfolio may find it necessary to seek a ruling from the Internal Revenue Service on this issue or to curtail its trading in forward foreign currency exchange contracts in order to stay within the limits of the Asset Diversification Test.

For purposes of the Income Requirement, foreign currency gains (including gains from options, futures or forward contracts on foreign currencies) that are not "directly related" to a Portfolio's principal business may, under regulations not yet issued, be excluded from qualifying income.

If the Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates on its net investment income and net capital gain without any deductions for amounts distributed to shareholders.

From time to time, legislation has been proposed that would treat a redemption of shares of the Portfolios by VA Contracts and VLI Policies as a taxable transaction, and it can be expected that similar proposals may be introduced in Congress in the near future. The Company cannot predict what proposals, if any, might be enacted or whether such proposals, if enacted, would apply retroactively to shares of the Portfolio that are issued and outstanding as of the date of enactment.

Portfolio Distributions. Notwithstanding the Distribution Requirement described above, which requires only that the Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolio will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that calendar year, plus certain other amounts.

Treasury regulations permit a RIC in determining its investment company taxable income and undistributed net capital gain for any taxable year to elect to treat all or part of any net capital loss, any net long-term capital loss, or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares.

Internal Revenue Service Requirements. The Portfolio intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax deferred status of VA Contracts and VLI Policies.

Dividends and Distributions

The Portfolio will declare and distribute dividends from net ordinary income at least annually and will distribute its net realized capital gains, if any, at least annually. Distributions of ordinary income and capital gains will be made in shares of the Portfolio unless an election is made on behalf of a separate account of a Participating Insurance Company to receive distributions in cash. Participating Insurance Companies will be informed at least annually about the amount and character of distributions from the Company for federal income tax purposes.

Withholding. In certain cases, the Portfolio will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who
(i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the Internal Revenue Service, or (iii) has not certified to the Portfolio that such shareholder is not subject to backup withholding.

Investment in Foreign Financial Instruments. Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in currency exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Portfolio's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Portfolio shares.

Hedging Transactions. Some of the forward foreign currency exchange contracts, options and futures contracts that the Portfolio may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

Generally, the hedging transactions in which the Portfolio may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Portfolio. In addition, losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Portfolio of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Portfolio (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

The Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If the Portfolio makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Transactions that may be engaged in by certain of the Portfolio (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under section 1259 of the Code if the Portfolio holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, the Portfolio will be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

Because application of the straddle, conversion transaction and constructive sale rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle or investment positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

Requirements relating to the Portfolio's tax status as a RIC may limit the extent to which a Portfolio will be able to engage in transactions in options and futures contracts.

State Taxes

Distributions by the Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

Miscellaneous Considerations

The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Prospective shareholders are encouraged to consult their tax advisors as to the consequences of these and other U.S., state, local, and foreign tax rules affecting investments in the Portfolio.

Section 817 Diversification Requirements

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the VA Contracts and VLI Policies (that is, the assets of the Portfolio), which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a VA Contract or VLI Policy owner with respect to the increase in the value of the VA Contract or VLI Policy. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the VA Contracts and VLI Policies is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. Provided that all of the beneficial interests in the Portfolio are owned by one or more (1) insurance companies in their general account or in segregated asset accounts, or (2) fund managers in connection with the creation or management of a regulated investment company or trust, the diversification requirements of section 817 will be applied on a look-through basis to the assets held by the Portfolio, and the interests in the Portfolio will be disregarded.

The Treasury Regulations amplify the diversification standards set forth in
Section 817(h). Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer. If the Portfolio holds Treasury securities it may be able to avail itself of an alternative diversification test provided under the Treasury Regulations.

The Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.


                             PERFORMANCE INFORMATION

From time to time, the Portfolio may advertise yield and/or total return. Such performance data for the Portfolio should be distinguished from the rate of return of a corresponding division of a Participating Insurance Company's separate account, which rate will reflect the deduction of additional insurance charges, including mortality and expense risk charges, and will therefore be lower. VA Contract owners and VLI Policy owners should consult their contract and policy prospectuses, respectively, for further information. The Portfolio's results also should be considered relative to the risks associated with its investment objectives and policies.

The Portfolio's results will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. Yield refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period.

Computation of Yield

From time to time, the Portfolio may advertise yield. These figures are based on historical earnings and are not intended to indicate future performance. The yield of the Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. In particular, yield is calculated according to the following formula:

     Yield = 2((a-b/cd + 1)(6) - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Calculation of Total Return

From time to time, the Portfolio may advertise total return. The total return of the Portfolio refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return is calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Total returns quoted for the Portfolio include the effect of deducting the Portfolio's expenses, but may not include charges and expenses attributable to any particular Variable Contract. Accordingly, the prospectus of the sponsoring Participating Insurance Company separate account should be carefully reviewed for information on relevant charges and expenses. Excluding these charges and expenses from quotations of the Portfolio's performance has the effect of increasing the performance quoted, and the effect of these charges should be considered when comparing the Portfolio's performance to that of other mutual funds.

Quotations of total return which are not annualized represent historical earnings and asset value fluctuations. Total return is based on past performance and is not a guarantee of future results.

The Portfolio may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) or by financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs and other investment alternatives. The Portfolio may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Portfolio may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Portfolio may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP ("PWC"), located at 2 Commerce Square, Philadelphia, Pennsylvania, serves as the independent accountants for the Company. PWC provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Articles of Incorporation incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No. 333-19497) as filed electronically on January 10, 1997 ("Registration Statement)

          Articles Supplementary of Registrant incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement as filed electronically on February 13, 1998 ("PEA No. 3)

          Certificate of Correction incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed electronically on April 30, 1998 ("PEA No. 4")

          Articles of Amendment.

     (b)  Amended and Restated Bylaws incorporated by reference to PEA No. 4.

     (c)  Articles of Incorporation and Certificate of Correction filed as (a)

     (d) Interim Investment Advisory Agreement dated September 21, 2000, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates, Ltd.

          Interim Investment Sub-Advisory Agreement dated September 21, 2000, by and between the Registrant, on behalf of the PBHG Select Value, Mid-Cap Value, and Small Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

          Escrow Agreement dated September 21, 2000, by and between the Registrant, on behalf of each portfolio of the Registrant, Pilgrim Baxter & Associates, Ltd. and First Union National Bank

     (e) Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Investments Distribution Company (formerly, SEI Financial Services Company) incorporated herein by reference to PEA No. 3.

          Schedule A dated February 20, 1998 to Distribution Agreement dated April 1, 1997 by and between the Registrant and SEI Investments Distribution Company (formerly, SEI Financial Services Company) incorporated herein by reference to PEA No. 4.

     (f)  Not Applicable

     (g) Custodian Agreement dated April 1, 1997, by and between the Registrant and First Union National Bank (successor to CoreStates Bank, N.A.) incorporated herein by reference to PEA No. 4.

          Schedule A dated January 31, 2000 to Custodian Agreement dated April 1, 1997 by and between the Registrant and First Union National Bank.

     (h) Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST Systems, Inc. incorporated by reference to PEA No. 3.

          Schedule A dated January 31, 2000 to Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST systems, Inc.

          Addendum dated September 1, 2000 to Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST Systems, Inc.

          Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 3.

          Schedule A dated January 31, 2000 to Administrative Services Agreement dated April 1, 1997 by and between the Registrant and PBHG Fund Services

          Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services (formerly, SEI Fund Resources) incorporated herein by reference to PEA No. 4.

          Amendment dated May 1, 1998 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services (formerly, SEI Fund Resources) incorporated herein by reference to PEA No. 4.

          Schedule A dated January 31, 2000 to Sub-Administrative Services Agreement dated April 1, 1997, by and among the Registrant, PBHG Fund Services and SEI Investments Mutual Fund Services

          Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

          Schedule A dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

          Schedule B dated February 20, 1998 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 4.

          Schedule A dated January 31, 2000 to Expense Limitation Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd.Form of Fund Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement

          Organizational Expense Reimbursement Agreement dated April 1, 1997 between the Registrant and Pilgrim Baxter & Associates, Ltd. incorporated herein by reference to PEA No. 3.

          Shareholder Services Agreement dated January 1, 1998 by and between Registrant and PBHG Fund Services incorporated herein by reference to PEA No. 5.

     (i)  Consent of Counsel [to be filed by subsequent amendment]

     (j) Consent of Independent Accountants [to be filed by subsequent amendment]

     (k)  Not Applicable

     (l) Stock Subscription Agreement dated March 6, 1997 incorporated herein by reference to PEA No.5

     (m)  Not Applicable

     (n)  Not Applicable

     (o)  Not Applicable

     (p) Code of Ethics of Registrant. Incorporated herein by reference to PEA No. 7.

          Code of Ethics of Pilgrim Baxter & Associates, Ltd. Incorporated herein by reference to PEA No. 7.

          Code of Ethics of Pilgrim Baxter Value Investors, Inc. Incorporated herein by reference to PEA No. 7.

          Code of Ethics of SEI Investments Distribution Company. Incorporated herein by reference to PEA No. 7.

     24   (a)  Directors' Power of Attorney incorporated herein by reference to
               PEA No. 1.
          (b)  Officers' Power of Attorney incorporated herein by reference to
               PEA No. 1.

ITEM  24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons that are controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the 1940 Act. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

The Bylaws of the Registrant include the following:

                                   ARTICLE IX

Indemnification of Directors and Officers. The Corporation shall indemnify its directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify its officers to the same extent as its directors and to such further extent as is consistent with law. The Corporation shall indemnify its directors and officers who, while serving as directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, real estate investment trust, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided for by this Article shall continue as to a person who has ceased to be a director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office ("disabling conduct").

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

ITEM  26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

The list required by this Item 26 of officers and directors of Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A of the respective Forms ADV, filed by Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc. pursuant to the Investment Advisers Act of 1940, as amended ("Advisers Act"), (SEC File Nos. 801-48872 and 801-33560 respectively).

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Registrant's distributor, SEI Investments Distribution Co., acts as distributor for:

SEI Daily Income Trust                            July 15, 1982
SEI Liquid Asset Trust                            November 29, 1982
SEI Tax Exempt Trust                              December 3, 1982

SEI Index Funds                                   July 10, 1985
SEI Institutional Managed Trust                   January 22, 1987
SEI Institutional International Trust             August 30, 1988
The Advisors' Inner Circle Fund                   November 14, 1991
The Pillar Funds                                  February 28, 1992
CUFund                                            May 1, 1992
STI Classic Funds                                 May 29, 1992
First American Funds, Inc.                        November 1, 1992
First American Investment Funds, Inc.             November 1, 1992
The Arbor Fund                                    January 28, 1993
The Achievement Funds Trust                       December 27, 1994
Bishop Street Funds                               January 27, 1995
CrestFunds, Inc.                                  March 1, 1995
STI Classic Variable Trust                        August 18, 1995
Ark Funds                                         November 1, 1995
Huntington Funds                                  January 11, 1996
SEI Asset Allocation Trust                        April 1, 1996
TIP Funds                                         April 28, 1996
The PBHG Funds, Inc.                              June 1, 1996
SEI Institutional Investments Trust               June 14, 1996
First American Strategy Funds, Inc.               October 1, 1996
Highmark Funds                                    February 15, 1997
Armada Funds                                      March 8, 1997
Expedition Funds                                  June 9, 1997
TIP Institutional Funds                           January 1, 1998
Oak Associates Funds                              February 27, 1998
The Nevis Fund, Inc.                              June 29, 1998
The Parkstone Group of Funds                      September 14, 1998
Amerindo Funds                                    July 13, 1999
CNI Charter Funds                                 April 1, 1999
Parkstone Advantage Funds                         April 1, 1999
Huntington VA Funds                               October 15, 1999
Friends Ivory Funds                               December 16, 1999

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

The principal business address of each person named in the table below is SEI Investments Distribution Co., One Freedom Valley Road, Oaks, Pennsylvania 19456

                                                                             Positions and
                                                                             Offices with
Name                           Position and Office with Underwriter          Registrant
----                           ------------------------------------          ----------

Alfred P. West, Jr.            Director, Chairman                                     -
                               Of Board of Directors
Mark J. Held                   President & Chief Operating Officer                   -
Robert M. Silvestri            Chief Financial Officer & Treasurer                   -
Carmen V. Romeo                Director & Executive Vice President                   -
Gilbert L. Beebower            Executive Vice President                              -

Dennis J. McGonigle            Executive Vice President                              -
Richard B. Lieb                Executive Vice President, President -                 -


                                      C-5


                               Investment Services Division
Leo J. Dolan, Jr.              Senior Vice President                                 -
Carl A. Guarino                Senior Vice President                                 -
Jack May                       Senior Vice President                                 -
Hartland J. McKeown            Senior Vice President
Kevin P. Robins                Senior Vice President
Patrick K. Walsh               Senior Vice President                                 -
Robert Crudup                  Vice President & Managing Director                    -
Vic Galef                      Vice President & Managing Director                    -
Kim Kirk                       Vice President & Managing Director                    -
John Krzeminski                Vice President & Managing Director                    -
Carolyn McLaurin               Vice President & Managing Director
Paul Lonergan                  Vice President & Managing Director
John D. Anderson               Vice President & Managing Director
Scott W. Dellorfano            Vice President & Managing Director
Steven A. Gardner              Vice President & Managing Director
Wayne M. Withrow               Senior Vice President & Managing Director             -
Robert Aller                   Vice President                                        -
Todd Cipperman                 Senior Vice President & General Counsel
Barbara Doyne                  Vice President                                        -
Jeff Drennen                   Vice President                                        -
Kathy Heilig                   Vice President                                        -
Jeff Jacobs                    Vice President                                        -
Samuel King                    Vice President                                        -
Joanne Nelson                  Vice President                                        -
Mark Nagle                     Vice President                                        -
Cynthia M. Parrish             Vice President & Secretary                            -
Rob Redican                    Vice President                                        -
Maria Reinehart                Vice President                                        -
Steve Smith                    Vice President                                        -
Daniel Spaventa                Vice President                                        -
Ellen Marquis                  Vice President
Kathryn L. Stanton             Vice President
S. Courtney Collier            Vice President & Assistant Secretary                  -
Lydia A. Gavalis               Vice President & Assistant Secretary                  -
Greg Gettinger                 Vice President & Assistant Secretary                  -
Timothy Barto                  Vice President & Assistant Secretary          Vice President &
                                                                             Assistant Secretary
Richard Deak                   Vice President & Assistant Secretary
James Foggo                    Vice President & Assistant Secretary          Vice President &
                                                                             Assistant Secretary
Christine McCullough           Vice President & Assistant Secretary
Lori White                     Vice President & Assistant Secretary                  -

c.  None.

ITEM  28.  LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     First Union National Bank (successor to CoreStates Bank, N.A.) 123 South Broad Street
     Philadelphia, PA 19109

(b) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Fund Resources
     One Freedom Valley Road
     Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.
     825 Duportail Road
     Wayne, PA 19087

     Pilgrim Baxter Value Investors, Inc.
     825 Duportail Road
     Wayne, PA 19087

ITEM 29. MANAGEMENT SERVICES:

None

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 20th day of December, 2000.

                                            PBHG INSURANCE SERIES FUND, INC.
                                            Registrant


                                            By:  /s/ Harold J. Baxter
                                                 -------------------------------
                                                 Harold J. Baxter
                                                 Chairman and Director


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons on the 20th day of December, 2000 in the capacities and on the dates indicated.


SIGNATURE AND TITLE                                                       DATE
-------------------                                                       ----

/s/ Harold J. Baxter                Chairman and Director                 December 20, 2000
--------------------                                                      ------------------
Harold J. Baxter

           *                        Director                              December 20, 2000
---------------------------                                               ------------------
John R. Bartholdson

           *                        Director                              December 20, 2000
---------------------------                                               ------------------
Jettie M. Edwards

           *                        Director                              December 20, 2000
---------------------------                                               ------------------
Albert A. Miller

/s/ Gary L. Pilgrim                 President                             December 20, 2000
--------------------                                                      ------------------
Gary L. Pilgrim

/s/ Lee T. Cummings                 Treasurer, Chief Financial Officer    December 20, 2000
-------------------                                                       ------------------
Lee T. Cummings                     and Controller


                                    *By: /s/ John M. Zerr
                                         ----------------------
                                         John M. Zerr
                                         Attorney-in-Fact

                                  EXHIBIT LIST

Exhibit
Number            Description

EX- 99.B(a)       Articles of Amendment

EX-99.B(d)        Interim Investment Advisory Agreement dated September 21,
                  2000, by and between the Registrant, on behalf of each portfolio of the Registrant, and Pilgrim Baxter & Associates,
                  Ltd.

                  Interim Investment Sub-Advisory Agreement dated September 21, 2000, by and between the Registrant, on behalf of the PBHG Select Value, Mid-Cap Value, and Small Cap Value Portfolios, Pilgrim Baxter & Associates, Ltd. and Pilgrim Baxter Value Investors, Inc.

                  Escrow Agreement dated September 21, 2000, by and between the Registrant, on behalf of each portfolio of the Registrant, Pilgrim Baxter & Associates, Ltd. and First Union National Bank

EX-99.B(h)        Addendum dated September 1, 2000 to Transfer Agency Agreement dated April 1, 1997, by and between the Registrant and DST
                  Systems, Inc.